DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended	8 Months Ended
	Jul. 23, 2021 shares	Aug. 03, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) subsidiary	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 22, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)
Issuance of Class B common stock to Sponsor (in shares) | shares	1,193,226,511
Cash			$ 557,938,000	$ 614,412,000		$ 293,896,000		$ 351,684,000
Churchill Capital Corp IV
Number of subsidiaries			1	1
Proceeds from Issuance Initial Public Offering				$ 2,033,596,400
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 11.50
Proceeds from Issuance of Warrants				$ 42,850,000
Deferred underwriting fee payable			$ 72,450,000	72,450,000
Working Capital Requirement Fund Annual Limit		$ 1,000,000
Temporary Equity, Redemption Price Per Share | $ / shares		$ 10.00
Maximum Percentage Of Shares Eligible From Redemption		15.00%
Percentage of obligation To Reddem Shares, Business Combination Not Complete		100.00%
Dissolution Expenses Payable		$ 100,000
Cash			1,000,159	3,592,857		$ 172,100	$ 0
Cash and marketable securities held in Trust Account			2,070,290,785	2,070,086,006
Working capital				3,218,168
Amount deposited in trust account			290,785	$ 86,000
Maximum borrowing capacity of related party promissory note					$ 1,500,000
Initial Public Offering | Churchill Capital Corp IV
Issuance of Class B common stock to Sponsor (in shares) | shares		207,000,000		207,000,000
Shares issued, price per share | $ / shares		$ 10.00
Proceeds from Issuance Initial Public Offering		$ 2,070,000,000
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 11.50
Transaction Cost Related To Issuance Of Common Stock		109,714,885	$ 109,714,885
Underwriting Fees		36,403,600
Deferred underwriting fee payable		72,450,000
Other Costs Related To Issuance Of Common Stock		$ 861,285
Over-Allotment Option | Churchill Capital Corp IV
Issuance of Class B common stock to Sponsor (in shares) | shares		27,000,000		27,000,000
Shares issued, price per share | $ / shares		$ 10.00
Private Placement | Churchill Capital Corp IV
Number Of warrants issued | shares				42,850,000
Class of warrant or right, exercise price of warrants or rights | $ / shares				$ 1.00
Proceeds from Issuance of Warrants		$ 42,850,000		$ 42,850,000
Churchill Sponsor LLC [Member] | Churchill Capital Corp IV
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage		80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		$ 5,000,001